Post-Employment Benefits - Summary of Sensitivity of Defined Benefit Obligation (Detail) R$ in Millions	Dec. 31, 2019 BRL (R$)
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	R$ (977)
Decrease in assumptions	1,104
BD and CV Plans [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	319
Decrease in assumptions	(421)
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(258)
Decrease in assumptions	357
BD and CV Plans [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	88
Decrease in assumptions	(94)
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(36)
Decrease in assumptions	41
Other post employment benefits [member] | Actuarial assumption of interest rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	36
Decrease in assumptions	(41)
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(13)
Decrease in assumptions	17
Other post employment benefits [member] | Actuarial assumption of mortality rates [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	13
Decrease in assumptions	(17)
Other post employment benefits [member] | Medical care cost [member] | Actuarial liabilities [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	87
Decrease in assumptions	(69)
Other post employment benefits [member] | Medical care cost [member] | Stockholders Equity [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumptions	(87)
Decrease in assumptions	R$ 69